Schedule of Investments

Quaker Small/Mid-Cap Impact Value Fund
September 30, 2020 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 97.1%
Common Stocks — 57.3%
Communications — 2.9%
Radio — 2.9%
Liberty Media Corp-Liberty SiriusXM Cl A (a)	15,750	$ 522,428
Total Communications (Cost $558,503)		522,428

Consumer, Cyclical — 11.4%
Building-Mobil Home/Manufactured Housing — 4.8%
Skyline Champion Corp. (a)	32,000	856,640
Building-Residential/Commercial — 1.8%
Toll Brothers Inc.	6,667	324,416
Distribution/Wholesale — 2.0%
LKQ Corp. (a)	13,000	360,490
Retail-Automobile — 2.8%
Asbury Automotive Group Inc. (a)	3,000	292,350
Group 1 Automotive Inc.	2,440	215,672
		508,022
Total Consumer, Cyclical (Cost $1,825,549)		2,049,568

Consumer, Non-cyclical — 7.3%
Commercial Services — 1.0%
Quanta Services Inc.	3,500	185,010
Medical Labs & Testing Services — 1.6%
Laboratory Corp. of America Holdings (a)	1,500	282,405
Medical Products — 1.1%
LivaNova PLC (a) f	4,500	203,445
Medical-Health Maintenance Organization — 2.6%
Centene Corp. (a)	8,000	466,640
Medical-Hospitals — 0.0%
Nobilis Health Corp. (a) f	38,393	96
Rental Auto/Equipment — 1.0%
Aaron's Inc.	3,200	181,280
Total Consumer, Non-cyclical (Cost $1,407,265)		1,318,876

Energy — 8.9%
Energy-Alternate Sources — 5.9%
Enviva Partners LP	26,448	1,064,796
Pipelines — 3.0%
Crestwood Equity Partners LP	44,000	548,240
Total Energy (Cost $1,937,305)		1,613,036

Financial — 19.2%
Commercial Banks — 2.9%
Financial Institutions Inc.	10,000	154,000
Synovus Financial Corp.	18,000	381,060
		535,060
Finance-Credit Card — 1.3%
Discover Financial Services	4,000	231,120
Investment Management/Advisory Services — 6.9%
Ameriprise Financial Inc.	3,500	539,385
Raymond James Financial Inc.	9,700	705,772
		1,245,157
Property/Casualty Insurance — 4.4%
Ambac Financial Group Inc. (a)	16,000	204,320
Fidelity National Financial Inc.	6,010	188,173
Tiptree Inc.	80,000	396,000
		788,493
Real Estate Operations & Development — 1.8%
Invesque Inc. f	158,000	319,160
Savings & Loans/Thrifts — 1.9%
TFS Financial Corp.	24,000	352,560
Total Financial (Cost $4,797,101)		3,471,550

Industrial — 5.7%
Electronic Parts Distributors — 4.7%
SYNNEX Corp.	6,000	840,360
Machinery-General Industrial — 1.0%
Wabtec Corp.	3,000	185,640
Total Industrial (Cost $740,015)		1,026,000

Technology — 1.9%
Computer Software — 1.9%
Akamai Technologies Inc. (a)	3,000	331,620
Data Processing/Management — 0.0%
ImageWare Systems Inc. (a)	30,000	3,600
Total Technology (Cost $307,241)		335,220
Total Common Stocks
(Cost $11,572,979)		10,336,678

Business Development Company — 1.5%
Ares Capital Corp.	20,000	279,000
Total Business Development Company
(Cost $320,438)		279,000

Preferred Stocks — 5.2%
Energy — 3.3%
Pipelines — 3.3%
Crestwood Equity Partners LP, 9.250%, Perpetual	99,909	588,464
Total Energy (Cost $733,107)		588,464

Financial — 1.7%
Mortgage & Related Services — 1.7%
Federal National Mortgage Association, 8.250%, Perpetual (a)	35,000	310,800
Total Financial (Cost $305,025)		310,800

Industrial — 0.2%
Transportation-Marine — 0.2%
GasLog Partners LP, 8.200%, Perpetual f ▲	3,000	37,980
Total Industrial (Cost $72,302)		37,980
Total Preferred Stocks
(Cost $1,110,434)		937,244

Real Estate Investment Trusts — 33.1%
Apartments — 7.4%
Independence Realty Trust Inc.	90,000	1,043,100
Mid-America Apartment Communities Inc.	2,500	289,875
		1,332,975
Diversified — 2.7%
WP Carey Inc.	7,500	488,700
Health Care - 1.2%
Ventas Inc.	5,000	209,800
Mortgage — 17.6%
AG Mortgage Investment Trust Inc., 8.000%, Perpetual Preferred▲	8,709	124,103
AGNC Investment Corp., 6.125%, Perpetual Preferred ▲	38,000	840,560
AGNC Investment Corp., 6.875%, Perpetual Preferred▲	4,849	110,315
Annaly Capital Management Inc.	27,990	199,289
Capstead Mortgage Corp., 7.500%, Perpetual Preferred	17,500	413,700
Dynex Capital Inc., 6.900%, Perpetual Preferred ▲	3,594	78,780
Starwood Property Trust Inc.	38,000	573,420
Two Harbors Investment Corp., 7.250%, Perpetual Preferred ▲	31,500	614,880
Two Harbors Investment Corp., 8.125%, Perpetual Preferred ▲	10,089	221,958
		2,955,047
Office Property — 3.1%
Alexandria Real Estate Equities Inc.	3,500	560,000
Warehouse & Industrial — 1.1%
Rexford Industrial Realty Inc.	4,500	205,920
Total Real Estate Investment Trusts
(Cost $5,690,154)		5,974,400

Total Long-Term Investments
(Cost $18,694,005)		17,527,322
Short-Term Investments — 4.5%
Money Market Fund — 4.5%
First American Government Obligations Fund, Cl X, 0.066% (b)	814,131	814,131
Total Short-Term Investments
(Cost $814,131)		814,131
Total Investments
(Cost $19,508,136) — 101.6%		18,341,453
Liabilities in Excess of Other Assets, Net (1.6)%		(295,237)
Total Net Assets — 100.0%		$ 18,046,216

(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of September 30, 2020.
f	Foreign issued security.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Quaker Small/Mid-Cap Impact Value Fund
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 — Quoted prices in active markets for identical securities.

• Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy may include, but are not limited to, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$10,336,678	$-	-	$10,336,678
Business Development Company	279,000	-	-	279,000
Preferred Stock	937,244	-	-	937,244
Real Estate Investment Trusts	5,974,400	-	-	5,974,400
Money Market Fund	814,131	-	-	814,131
Total Investments in Securities	$18,341,453	$-	-	$18,341,453